Segment Information - Schedule of Segment Reporting Information (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Net Sales	$ 267.3	$ 240.1	$ 983.5	$ 1,049.5	$ 1,080.1
Income (Loss) from Operations	27.2	22.5	106.0	172.7	90.8
Assets of Operations	1,024.6	875.6	978.9	817.6
Depreciation and amortization	10.2	9.5	43.3	41.7	40.7
Capital Expenditures	4.3	8.5	26.2	27.1	28.8
Total Operating Segments
Segment Reporting Information [Line Items]
Net Sales	270.2	242.3	995.5	1,063.1	1,092.9
Income (Loss) from Operations	37.2	25.0	128.0	175.6	192.9
Assets of Operations	834.8	805.7	765.9	750.8
Depreciation and amortization	10.2	9.4	39.1	41.4	40.0
Capital Expenditures	4.3	5.9	23.1	27.1	21.8
Intersegment Sales
Segment Reporting Information [Line Items]
Net Sales	(2.9)	(2.2)	(12.0)	(13.6)	(12.8)
Corporate
Segment Reporting Information [Line Items]
Income (Loss) from Operations	(10.0)	(2.5)	(22.0)	(2.9)	(102.1)
Assets of Operations	189.8	69.9	213.0	66.8
Depreciation and amortization	0.0	0.1	4.2	0.3	0.7
Capital Expenditures	0.0	2.6	3.1	0.0	7.0
U.S.
Segment Reporting Information [Line Items]
Net Sales	230.4	208.1	845.2	900.8	916.3
U.S. | Total Operating Segments
Segment Reporting Information [Line Items]
Net Sales	232.9	209.6	852.6	912.0	926.0
Income (Loss) from Operations	37.0	22.0	118.4	160.3	175.7
Assets of Operations	740.2	713.0	672.2	664.0
Depreciation and amortization	8.8	8.3	34.5	37.0	35.4
Capital Expenditures	3.9	5.6	20.5	25.9	20.3
U.S. | Intersegment Sales
Segment Reporting Information [Line Items]
Net Sales	(2.5)	(1.5)	(7.4)	(11.2)	(9.7)
International
Segment Reporting Information [Line Items]
Net Sales	36.9	32.0	138.3	148.7	163.8
International | Total Operating Segments
Segment Reporting Information [Line Items]
Net Sales	37.3	32.7	142.9	151.1	166.9
Income (Loss) from Operations	0.2	3.0	9.6	15.3	17.2
Assets of Operations	94.6	92.7	93.7	86.8
Depreciation and amortization	1.4	1.1	4.6	4.4	4.6
Capital Expenditures	0.4	0.3	2.6	1.2	1.5
International | Intersegment Sales
Segment Reporting Information [Line Items]
Net Sales	$ (0.4)	$ (0.7)	$ (4.6)	$ (2.4)	$ (3.1)